Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 848	$ 117	¥ 832	¥ 604